SALE OF PRESTEA	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information Of Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
SALE OF PRESTEA
5. SALE OF PRESTEA
On July 26, 2020, the Company and its wholly-owned subsidiary, Caystar Holdings (“Caystar”), entered into a share purchase agreement (the "SPA") with Future Global Resources Limited ("FGR"), a subsidiary of Blue International Holdings (“BIH”), providing for the sale by Caystar and the purchase by FGR of all the issued and outstanding share capital of Bogoso Holdings ("Bogoso"), the holder of the 90% shares of Golden Star (Bogoso/Prestea) Limited (“GSBPL”).

Consideration

On September 30, 2020, the Company completed the sale of its 90% interest in Prestea to FGR for a deferred consideration of $34.3 million which is guaranteed by BIH and payable by FGR to Golden Star in the following tranches:

•$5 million of cash to be paid on the earlier of (i) the date at which FGR puts in place a new reclamation bond with the Environmental Protection Agency of Ghana in relation to Prestea, (ii) March 30, 2021;
•$10 million of cash and the net working capital adjusted balancing payment (as described in the SPA) which as at the date hereof amounts to $4.3 million to be paid on July 31, 2021; and
•$15 million of cash to be paid on July 31, 2023.

At the time of the sale, the $15 million consideration due on July 31, 2023 was discounted at the weighted average cost of capital of 7% (Note 13). Management has calculated the net working capital adjusted balancing payment of the deferred consideration in accordance with the terms of the SPA and is not expecting any material adjustments to the balance.

Contingent Payment

In addition to the deferred consideration, a contingent payment of up to $40 million may become payable by FGR to Golden Star conditional upon the occurrence of the milestones set out hereinafter in respect of the development of the Bogoso Sulfide Project (the "Contingent Payment"). The triggering event for the Contingent Payment is the earlier of (i) the date of FGR’s formal decision to proceed with the Bogoso Sulfide Project is made, or (ii) the date on which an aggregate of 5% of the sulfide mineral resources as stated at the end of 2019, being 1.76 million ounces of measured and indicated resources and 0.07 million ounces of inferred resource has been extracted (the earlier of (i) and (ii) being the “Decision to Proceed”). The quantum of the Contingent Payment is determined by reference to the average spot gold price for the 90-day period preceding the date of the Decision to Proceed and shall amount to:

•$20 million, if the average spot gold price is less than or equal to $1,400 per ounce ("/oz");
•$30 million, if the average spot gold price is greater than $1,400/oz but less than or equal to $1,700/oz; or
•$40 million, if the average spot gold price is greater than $1,700/oz.

The Contingent Payment is payable in two tranches:

•50% at the time of (i) the Decision to Proceed, or (ii) declaration that 5% of the sulfide mineral resources have been extracted; and
•50% at the time of the first anniversary of (i) achieving commercial production following the Decision to Proceed, or (ii) the declaration that 5% of the sulfide mineral resources have been extracted.

The amount recognized for the Contingent Payment on completion of the sale of Prestea is $nil as there has been no occurrence of the aforementioned milestones upon which the Contingent Payment is payable.

Modification of the Royal Gold Streaming Agreement

Concurrent with the completion of the sale of Prestea, Caystar Finance Co. ("Caystar Finance"), a wholly-owned subsidiary of Golden Star, and RGLD Gold AG, an affiliate of Royal Gold, Inc., entered into an amended and restated Streaming Agreement (the “RG Streaming Agreement”) to inter alia assign and transfer the rights and obligations to deliver Prestea gold production from Caystar Finance to Bogoso. As a result of the latter, Wassa now retains the remaining Tier One streaming obligation toward RGLD Gold AG, which relates to the delivery of gold at a rate of 10.5% of production with a cash purchase price of 20% of the spot prices until 240,000 ounces have been delivered. Following the delivery of the remaining Tier One obligation, the streaming obligation at Wassa will transition into the Tier Two structure, pursuant to which Golden Star will deliver to RGLD Gold AG 5.5% of its gold production with a cash purchase price of 30% of the spot price.
Significant judgment was required when determining the amount of the consideration to be allocated to the remaining performance obligations relating to the remaining Tier One ounces and the subsequent delivery of the Tier Two ounces from Wassa in the Streaming Agreement, with reference to the underlying life of mine plans and the corresponding derecognition of the deferred revenue balance relating to the remaining Prestea ounces. Management’s estimates of life of mine plans are tied to the reserves and resources estimates which are reviewed and approved by the Company’s Qualified Persons pursuant to National Instrument 43-101 (“NI 43-101”).

The carrying amounts of the Prestea net liabilities as at the date of sale (September 30, 2020), including the deferred revenue relating to the Prestea portion of the previous stream agreement, and the resulting loss on sale are as follows:

Cash and cash equivalents	1,692
Accounts receivable	1,727
Inventories	12,653
Prepaids and other	1,399
Restricted cash	991
Mining interests	82,648
Total assets	101,110

Accounts payable	(39,475)
Rehabilitation provisions	(52,867)
Deferred revenue	(9,072)
Debt	(15)
Total liabilities	(101,429)

Carrying value of net liabilities	(319)
Fair value of deferred consideration (Note 13)	31,679
Gain on sale of Prestea before non-controlling interest	31,998
Derecognition of non-controlling interest	(68,565)
Loss on sale of Prestea	(36,567)

The financial results of Prestea for the period to the date of sale (September 30, 2020), as well as the restated comparative period, have been presented as discontinued operations in the consolidated statements of operations and the consolidated statements of cash flows. The components of net loss from discontinued operations and cash flow information for the years ended December 31, 2020 and December 31, 2019 were as follows:

	For the Years Ended December 31,
	2020	2019
Revenue	35,731	60,917
Cost of sales excluding depreciation and amortization	44,637	76,217
Depreciation and amortization	5,249	11,920
Mine operating loss	(14,155)	(27,220)
Prestea general and administrative expense	1,050	1,293
Other expense, net	4,904	(322)
Impairment charges	—	56,762
Loss on sale of Prestea	36,567	—
Loss before finance and tax	(56,676)	(84,953)
Finance (income)/expense, net	(242)	3,009
Net loss from discontinued operations	(56,434)	(87,962)
Net income/(loss) and comprehensive loss from discontinued operations attributable to non-controlling interest	34,224	(15,211)
Net loss and comprehensive loss from discontinued operations attributable to Golden Star shareholders	(90,658)	(72,751)
In 2019, Management observed a decrease in the Prestea mine’s cash flow reflecting adjustments to key mine planning, cost and working capital assumptions following the conclusion of the independent review of the underground operations at Prestea which resulted in a trigger for an impairment test.

The recoverable amount of the Prestea CGU of $nil was determined based on a discounted cash flow analysis of an indicative life of mine model. This life of mine model is management’s best estimate of the recoverable amount of Prestea’s assets at December 31, 2019.

The impairment test concluded that the recoverable amount of the Prestea CGU using a value in use model was lower than its carrying value as at December 31, 2019. This resulted in an impairment charge of $56.8 million to the consolidated statement of operations and a reduction in the carrying value of Prestea’s assets.

The key assumptions used in determining the recoverable amount of the Prestea CGU included a long term gold price of $1,400 per ounce, discount rate of 7% and life of mine of seven years.

Included in Other expenses for the year ended December 31, 2020 are transition-related expenses and transaction-related costs pertaining to the sale of Prestea of $3.3 million.

	For the Years Ended December 31,
	2020	2019
Net cash used in operating activities	(23,915)	(27,280)
Net cash used in investing activities	(7,475)	(10,923)
Net cash used in financing activities	(20)	(25)
Net cash used by discontinued operations	(31,410)	(38,228)